RELATED PARTY TRANSACTIONS - Summary of Net Amounts Charged To Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Net amounts charged to related party	$ 1,609	$ 4,059	$ 5,039
Ship Finance International Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged to related party	894	793	738
Seatankers Management Co, Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged to related party	665	681	933
Northern Drilling Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged to related party	50	28	0
Capesize Chartering Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged to related party	$ 0	$ 2,557	$ 3,368